Leases - Summary of maturities of operating lease payments (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	£ 874	£ 1,165
Lease liabilities included in the balance sheet	683	838
Current	73	89
Non-current	610	749
Less than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	100	123
One to five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	333	420
More than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	£ 441	£ 622